SUPPLEMENTARY INFORMATION (Schedule of Financial Expenses, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income:
Exchange differences			$ 3
Other	3	2	120
Total Income	3	2	123
Expenses:
Interest - In respect of liability to related parties	6		9
Interest - In respect of credit from banks	35	46	83
Exchange differences	108	21
Revaluation of convertible loan and warrants	27
Warrants to issued shares	45
Other	60	69
Total Expenses	281	136	92
Financial expenses, net	$ (278)	$ (134)	$ 31